Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
General and administrative costs	$ 1,103,133	$ 634,797
Loss from operations	(1,103,133)	(634,797)
Other income (expense):
Interest earned on marketable securities held in Trust Account	2,462,864	4,043,585
Initial loss on forward purchase agreement liability	(893,425)
Change in fair value of forward purchase agreement liability	223,693
Total other income (expense)	1,793,132	4,043,585
Net income	$ 689,999	$ 3,408,788
Class A Ordinary Shares
Other income (expense):
Weighted average shares outstanding, basic (in Shares)	23,000,000	11,372,694
Weighted average shares outstanding, diluted (in Shares)	23,000,000	11,372,694
Basic net income per ordinary share (in Dollars per share)	$ 0.02	$ 0.2
Diluted net income per ordinary share (in Dollars per share)	$ 0.02	$ 0.2
Class B Ordinary Shares
Other income (expense):
Weighted average shares outstanding, basic (in Shares)	5,750,000	5,297,048
Weighted average shares outstanding, diluted (in Shares)	5,750,000	5,297,048
Basic net income per ordinary share (in Dollars per share)	$ 0.02	$ 0.2
Diluted net income per ordinary share (in Dollars per share)	$ 0.02	$ 0.2